Basis of Presentation and General Information (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended
	Feb. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Sep. 24, 2014	Sep. 16, 2014
Entity Incorporation, Date of Incorporation		Apr. 23, 2004
Stockholders' Equity, Reverse Stock Split	1 for 10		five-to-one reverse stock split
M V Free Impala [Member]
Sales Revenue, Goods, Gross				$ 3,600
M V Free Jupiter [Member]
Vessel Charter Rate Per Day					5,325
Sales Revenue, Goods, Gross					12,250
Deposits Assets, Current					$ 3,750